[LOGO] HARRIS INSIGHT FUNDS (TM)


                        Harris Insight Money Market Funds

                                    N Shares
                              Institutional Shares
                                 Service Shares

                          Supplement dated July 9, 2004
            to the N Shares, Institutional Shares and Service Shares
                Money Market Funds Prospectuses dated May 1, 2004


The following text replaces the corresponding paragraphs under the section entitled Portfolio Managers.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 8 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Government Money Market Fund.


GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.


                                                                       HIF-1301

                        [LOGO] HARRIS INSIGHT FUNDS (TM)



                        Harris Insight Money Market Fund

                                 Exchange Shares

                          Supplement dated July 9, 2004
                       to the Prospectus dated May 1, 2004



The following text replaces the corresponding paragraph under the section entitled Portfolio Managers.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 8 years of investment management experience and was appointed co-manager of the Fund in 2004.

                        [LOGO] HARRIS INSIGHT FUNDS (TM)



                              Harris Insight Funds

                                    B Shares
                                    N Shares

                          Supplement dated July 9, 2004
                     to the A Shares, B Shares and N Shares
                          Prospectus dated May 1, 2004


The following text replaces the corresponding paragraphs under the section entitled Portfolio Managers - Portfolio Managers of the Harris Insight Money Market Funds.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 8 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Government Money Market Fund.


GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

                                                                       HIF-1281

                        [LOGO] HARRIS INSIGHT FUNDS (TM)


                        Harris Insight Money Market Funds

                              Institutional Shares

                          Supplement dated July 9, 2004
                       to the Prospectus dated May 1, 2004


The following text replaces the corresponding paragraph under the section entitled Portfolio Managers - Portfolio Managers of the Harris Insight Fixed Income Funds.

ULTRA SHORT DURATION BOND FUND

MARK HEUER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2000, Mr. Heuer was employed by a Chicago-area money-management firm where he was responsible for the oversight of all cash investments, including cash management, forecasting, controlled disbursements and risk management. He was appointed manager of the Fund in 2004.

                                    * * * * *

The following text replaces the corresponding paragraphs under the section entitled Portfolio Managers - Portfolio Managers of the Harris Insight Money Market Funds.

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 8 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Government Money Market Fund.


GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.


                                                                       HIF-1181